Transactions with Related Parties, Non-executive Directors' Compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Transactions with Related Parties [Abstract]
Non-executive director's compensation, included in general and administrative expenses	$ 1,810,195	$ 1,522,516	$ 807,607
Related Party [Member]
Transactions with Related Parties [Abstract]
Non-executive director's compensation, included in general and administrative expenses	632,666	162,156	279,855
Related Party [Member] | Non-executive Director [Member]
Transactions with Related Parties [Abstract]
Non-executive director's compensation, included in general and administrative expenses	$ 14,286	$ 0	$ 0